Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000205922 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000205922 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205922 | Charter Communications Operating
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205922 | Puerto Rico Commonwealth
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205922 | Frontier Issuer
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205922 | Neptune Bidco U.S.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205922 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205922 | Comision Federal de Electricidad
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205922 | Ecopetrol
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205922 | CSC Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205922 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000205922 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000205922 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000205922 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000205922 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000205922 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205922 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205922 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205922 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205922 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000205923 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000205923 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205923 | Charter Communications Operating
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205923 | Puerto Rico Commonwealth
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205923 | Frontier Issuer
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205923 | Neptune Bidco U.S.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205923 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205923 | Comision Federal de Electricidad
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205923 | Ecopetrol
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205923 | CSC Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205923 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000205923 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000205923 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000205923 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000205923 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000205923 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205923 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205923 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205923 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205923 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244818 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000244818 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244818 | Charter Communications Operating
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244818 | Puerto Rico Commonwealth
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244818 | Frontier Issuer
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244818 | Neptune Bidco U.S.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244818 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244818 | Comision Federal de Electricidad
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244818 | Ecopetrol
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244818 | CSC Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244818 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000244818 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000244818 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000244818 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000244818 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000244818 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244818 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244818 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244818 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244818 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.60%